UBS U.S. Equity Opportunity Fund (Prospectus Summary) | UBS U.S. Equity Opportunity Fund
UBS U.S. Equity Opportunity Fund (formerly, UBS U.S. Large Cap Value Equity Fund)
Investment objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Fees and expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 9 of the Fund's prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 54 of the Fund's statement of additional information ("SAI").

Shareholder fees (fees paid directly from your investment)
Shareholder Fees UBS U.S. Equity Opportunity Fund	CLASS A	CLASS B	CLASS C	CLASS Y
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%	none	none	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	none	5.00%	1.00%	none
Redemption fee (as a % of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses UBS U.S. Equity Opportunity Fund		CLASS A	CLASS B	CLASS C	CLASS Y
Management fees		0.70%	0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none
Other expenses		0.66%	0.78%	0.70%	0.78%
Acquired fund fees and expenses		0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	[1]	1.62%	2.49%	2.41%	1.49%
Less management fee waiver/expense reimbursements		0.41%	0.53%	0.45%	0.53%
Total annual fund operating expenses after management fee waiver/expense reimbursements	[1][2]	1.21%	1.96%	1.96%	0.96%
[1]	Since the "Acquired fund fees and expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after management fee waiver/expense reimbursements" will differ from those presented in the Financial highlights.
[2]	The Trust, with respect to the Fund, and UBS Global Asset Management (Americas) Inc., the Fund's investment advisor ("UBS Global AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses), through the period ending October 27, 2013, do not exceed 1.20% for Class A shares, 1.95% for Class B shares, 1.95% for Class C shares and 0.95% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only.

Although your actual costs may be higher or lower, based on these assumptions,

your costs would be:

Expense Example UBS U.S. Equity Opportunity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	667	995	1,346	2,334
CLASS B	699	1,025	1,478	2,373
CLASS C	299	709	1,245	2,712
CLASS Y	98	419	763	1,734

Expense Example, No Redemption UBS U.S. Equity Opportunity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
CLASS B	199	725	1,278	2,373
CLASS C	199	709	1,245	2,712

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 85%

of the average value of its portfolio.

Principal strategies
Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets

(plus borrowings for investment purposes, if any) in equity securities of US companies. The Fund primarily invests in large capitalization companies, but may invest in companies of any size. The Fund may invest up to 20% of its net assets in securities of foreign companies in both developed and emerging markets.

Investments in equity securities may include, but are not limited to,

dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants and rights.

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund's investment strategies. The derivatives in which the Fund may invest include futures on indices or currencies and foward currency agreements, which may be used for risk management purposes to manage or adjust the risk profile of the

Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.

Management process

In selecting securities, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Fund will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a focused portfolio of stocks with attractive relative price/value characteristics. Although the Fund is a diversified fund under the Investment Company Act of 1940, the Fund employs a focused investment strategy that may result in the Fund investing in a lesser number of issuers than other equity mutual funds.

Main risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the

Fund.

Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market is suers may decline in value because of unfavorable foreign government actions,

greater risks of political instability or the absence of accurate information about emerging market issuers.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Limited number of issuers risk: The Fund may invest in a limited number of issuers compared to other mutual funds and, consequently, may invest a greater portion of its assets in one or more issuers than other mutual funds. The Fund,

therefore, may be more sensitive to a single economic, business, political,

regulatory or other occurrence, which may result in greater fluctuation in the value of the Fund's shares and to a greater risk of loss.

Derivatives risk: The value of "derivatives"--so called because their value

"derives" from the value of an underlying asset, reference rate or index--may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market and management risks. In addition, non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Performance
Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. Index reflects no deduction for fees, expenses or taxes. The

Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. On December 30, 2011, the

Fund's investment strategy, including its 80% policy, changed. The performance information below, prior to that date, is attributable to the Fund's previous investment strategy. Updated performance for the Fund is available at

http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements,

such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

UBS U.S. Equity Opportunity Fund Annual Total Returns of Class Y Shares (2002 is the Fund’s first full year of operations)

Total return January 1 - September 30, 2011: (15.30)%

Best quarter during calendar years shown -- 2Q 2009: 19.76%

Worst quarter during calendar years shown -- 4Q 2008: (25.45)%

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns UBS U.S. Equity Opportunity Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
CLASS A	Class A Return before taxes		4.46%	(1.96%)	2.47%		Dec. 07, 2001
CLASS B	Class B Return before taxes		4.74%	(1.83%)	2.96%		Nov. 08, 2001
CLASS C	Class C Return before taxes	[1]	8.49%	(1.58%)	2.61%		Dec. 12, 2001
CLASS Y	Class Y Return before taxes		10.92%	(0.53%)	3.19%		Jun. 29, 2001
After Taxes on Distributions CLASS Y	Class Y Return after taxes on distributions		10.73%	(1.72%)	2.01%		Jun. 29, 2001
After Taxes on Distributions and Sales CLASS Y	Class Y Return after taxes on distributions and sale of fund shares		7.34%	(0.47%)	2.68%		Jun. 29, 2001
Russell 1000 Index	Russell 1000 Index	[2]	16.10%	2.59%		[3]
Russell 1000 Value Index	Russell 1000 Value Index		15.51%	1.28%		[3]
[1]	Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.
[2]	Effective December 30, 2011, the Fund's performance benchmark changed from the Russell 1000 Value Index to the Russell 1000 Index in connection with changes to the Fund's investment strategies effective on that date.
[3]	Average annual total returns for the Russell 1000 Index for the life of each class were as follows: Class A--3.44%; Class B--3.86%; Class C--3.65%; Class Y--2.71%. Average annual total returns for the Russell 1000 Value Index for the life of each class were as follows: Class A--4.30%; Class B--4.65%; Class C--4.50%; Class Y--3.57%.